LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 7. LEASES

7.1. Lessor

Finance leases

The Bank has entered into lease agreements as the lessor. These lease arrangements involve machinery and equipment, computer equipment, vehicles and furniture and fixtures, and their terms range between one and ten years, as follows:

As of December 31, 2021

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,183,637	735,304
Between 1 and 5 years	8,352,753	6,958,333
Greater than 5 years	25,499,661	17,425,991
Total gross investment in finance lease receivable/ present value of minimum payments	35,036,051	25,119,628
Less: Future financial income(1)	(9,916,423)	-
Present value of payments receivable(2)	25,119,628	25,119,628
Minimum non-collectable payments impairment	(1,520,880)	(1,520,880)
Total	23,598,748	23,598,748
(1) Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2) See Note 6. Loans and advances to customers, net.

As of December 31, 2020

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,242,852	1,103,071
Between 1 and 5 years	10,228,072	8,532,456
Greater than 5 years	21,682,923	14,867,790
Total gross investment in finance lease receivable/ present value of minimum payments	33,153,847	24,503,317
Less: Future financial income(1)	(8,650,530)	-
Present value of payments receivable(2)	24,503,317	24,503,317
Minimum non-collectable payments impairment	(1,996,033)	(1,996,033)
Total	22,507,284	22,507,284
(1) Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2) See Note 6. Loans and advances to customers, net.

Unsecured residual value (*)

The following table sets the unsecured residual values by type of asset as of December 31, 2021 and 2020:

Type of asset	December 31, 2021	December 31, 2020
In millions of COP
Technological equipment	37,139	31,761
Vehicles	23,912	21,578
Machinery and equipment	11,683	11,170
Furniture and fixtures	128	138
Total	72,862	64,647

(*) The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Amounts recognized as income for extensions

At the end of the reporting period, the following entries are recognized as income corresponding to contract extensions or automatic time extension of financial leasing contracts:

Type of asset	December 31, 2021	December 31, 2020
In millions of COP
Technological equipment	15,210	16,217
Buildings	3,052	3,032
Machinery and equipment	720	1,481
Vehicles	537	527
Furniture and fixtures	1	1
Total	19,520	21,258

As of December 31, 2021 and 2020, the financial leases income amounted to COP 1,440,493 and COP 1,829,971, respectively.

Operating leases

Certain of the Bank’s subsidiaries lease assets to third parties under non-cancellable operating lease arrangements. Assets provided through operating leases are recorded as premises and equipment. The terms established for these agreements range from one to ten years.

The following table presents the information of minimum payments by lease to be received:

	December 31, 2021	December 31, 2020
In millions of COP
Less than 1 year	400,296	343,516
Between 1 and 5 years	308,802	465,069
Greater than 5 years	75,521	71,622
Total	784,619	880,207

As of December 31, 2021 and 2020, the operating lease income amounted to COP 787,561 and COP 577,449, respectively.

Risk management associated with leases

The Bank, acting as a lessor of operating leases, has a comprehensive asset management model for those assets classified as property, plant and equipment. This model includes an impairment test that evaluates indicators that impact the assets, which is carried out annually. The test evaluates both external indicators (economic and legal), and internal ones (insurance, maintenance and used market sales). The Bank performs a detailed review process at the time of return of the asset by the lessees in order to guarantee their operating conditions. Additionally, the Bank employs experts apart from the sales force, who constantly monitor the conditions of the second-hand market, and carry out back-testing in order to determine the consistency of the residual value model, and periodically review the results together with key managers. All of the above is complemented by agreements with suppliers, which allow the exchange of information, knowledge and, in some cases, the structuring of residual risk mitigation mechanisms.

In order to manage the risks associated with the assets, the Bank also employs an insurance department, and engages an international broker and insurance companies. They all serve as support to design and define the strategies for the different types of protection that cover the lessor's risks, assets and customers.

Additionally, in Renting Colombia's vehicle rental business, assets are managed with the goal of preserving commercial value through necessary maintenance, which avoids deterioration beyond that generated by regular use. Service indicators with suppliers are periodically reviewed in order to ensure their quality and compliance with the expected levels. Safe mobility strategies are also defined based on the permanent analysis of the road safety indicators. These strategies aim at ensuring the status and useful life of the asset.

7.2. Lessee

The Bank has entered into lease agreements as a lessee. These arrangements involve offices, branches and administrative offices as well as certain Computer equipment. As of December 31, 2021 and 2020, the rollforward of right of use assets was as follows:

As of December 31, 2021

		Roll - forward
Right of use assets	Balance at January 01, 2021	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2021
In millions of COP
Buildings
Cost	1,845,970	48,913	61,281	-	(64,972)	(11,048)	135,010	2,015,154
Accumulated depreciation	(278,008)	-	-	(163,422)	30,637	11,055	(31,409)	(431,147)
Furniture and fixtures
Cost	3,466	224	-	-	-	(9)	291	3,972
Accumulated depreciation	(1,674)	-	-	(969)	-	-	(178)	(2,821)
Computer equipment
Cost	65,681	14,723	-	-	(526)	3,304	4,175	87,357
Accumulated depreciation	(18,282)	-	-	(13,606)	440	-	(1,090)	(32,538)
Vehicles
Cost	58,103	22,195	-	-	(7,292)	(1,029)	392	72,369
Accumulated depreciation	(14,241)	-	-	(12,822)	10,567	282	(267)	(16,481)
Total right of use assets – cost	1,973,220	86,055	61,281	-	(72,790)	(8,782)	139,868	2,178,852
Total right of use assets - accumulated depreciation	(312,205)	-	-	(190,819)	41,644	11,337	(32,944)	(482,987)
Total right of use assets, net	1,661,015	86,055	61,281	(190,819)	(31,146)	2,555	106,924	1,695,865
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2020

		Roll - forward
Right of use assets	Balance at January 01, 2020	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2020
In millions of COP
Buildings
Cost	1,754,066	70,028	24,306	-	(78,748)	36,693	39,625	1,845,970
Accumulated depreciation	(134,306)	-	-	(183,452)	40,107	-	(357)	(278,008)
Furniture and fixtures
Cost	3,842	-	-	-	(463)	5	82	3,466
Accumulated depreciation	(906)	-	-	(991)	211	-	12	(1,674)
Computer equipment
Cost	57,116	31,492	-	-	(21,567)	(3,278)	1,918	65,681
Accumulated depreciation	(16,795)	-	-	(17,338)	15,794	-	57	(18,282)
Vehicles
Cost	33,103	41,435	-	-	(13,665)	(2,948)	178	58,103
Accumulated depreciation	(4,004)	(1,767)	-	(10,129)	1,766	(36)	(71)	(14,241)
Total right of use assets – cost	1,848,127	142,955	24,306	-	(114,443)	30,472	41,803	1,973,220
Total right of use assets - accumulated depreciation	(156,011)	(1,767)	-	(211,910)	57,878	(36)	(359)	(312,205)
Total right of use assets, net	1,692,116	141,188	24,306	(211,910)	(56,565)	30,436	41,444	1,661,015
(1)	See Note 26.3 Impairment, depreciation and amortization.

The following table sets forth the changes in lease liabilities as of December 31, 2021 and 2020:

As of December 31, 2021

Concept	Total
In millions of COP
Balance at January 01, 2021	1,818,358
(+) New contracts	63,515
(+/-) Reassessment of the lease liability	(41,800)
(-) Payments	(259,140)
(+) Accrued Interest(1)	122,011
(+/-) Effect of changes in foreign exchange rate	116,133
Balance at December 31, 2021	1,819,077
(1)	The difference of COP 10,455 with the interest expense on lease liabilities recognized in the Consolidated Statement of Comprehensive Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

As of December 31, 2020

Concept	Total
In millions of COP
Balance at January 01, 2020	1,831,585
(+) New contracts	98,107
(+/-) Reassessment of the lease liability	(12,546)
(-) Payments	(261,297)
(+) Accrued Interest(1)	126,846
(+/-) Effect of changes in foreign exchange rate	35,663
Balance at December 31, 2020	1,818,358
(1)	The difference of COP 8,246 with the interest expensive on lease liabilities recognized in the Consolidated Statement of Comprehensive Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

The following table shows maturity analysis of lease liabilities as of December 31, 2021 and 2020:

As of December 31, 2021

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	5,632	49,939	39,367	1,665,386	1,760,324
Vehicles	159	119	-	-	278
Computer equipment	-	29,964	15,890	11,559	57,413
Furniture and fixtures	566	496	-	-	1,062
Total lease liabilities	6,357	80,518	55,257	1,676,945	1,819,077

As of December 31, 2020

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	5,562	42,237	62,490	1,656,546	1,766,835
Vehicles	-	446	131	-	577
Computer equipment	875	3,486	33,188	11,471	49,020
Furniture and fixtures	-	949	977	-	1,926
Total lease liabilities	6,437	47,118	96,786	1,668,017	1,818,358

The following table shows the weighted average rates and average useful life of right of use assets as of December 31, 2021 and 2020:

As of December 31, 2021

Right of use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	207	123	5.35%
Computer equipment	72	40	6.94%
Furniture and fixtures	45	12	6.50%
Vehicles	46	18	3.79%

As of December 31, 2020

Right of use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	295	159	5.96%
Computer equipment	70	38	4.53%
Furniture and fixtures	45	24	6.55%
Vehicles	42	23	3.68%

The future cash outflows of variable lease payments and termination options that are not reflected in the measurement of lease liabilities as of December 31, 2021 and 2020, amount to COP 2,373 and COP 2,323.

The following table shows the detail of leases in the Consolidated Statement of Income as of December 31, 2021 and 2020:

As of December 31, 2021

Right of use assets	Financial interest		Expenses depreciation(2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	109,062		163,422	2,108	250	961	249	2,038
Vehicles	16		12,822	-	-	-	18	-
Computer equipment	2,381		13,606	-	-	-	5,103	-
Furniture and fixtures	97		969	-	-	875	1,193	-
Total	111,556	(1)	190,819	2,108	250	1,836	6,563	2,038
(1)	Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 10,455, see Note 25.2 Interest expenses.
(2)	See Note 26.3 Impairment, depreciation and amortization.
(0)

As of December 31, 2020

Right of use assets	Financial interest		Expenses depreciation(2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	117,680		183,452	247	(375)	1,809	2,992	679
Vehicles	263		10,129	-	-	-	24	-
Computer equipment	499		17,338	-	-	-	820	-
Furniture and fixtures	158		991	-	-	542	4,006	-
Total	118,600	(1)	211,910	247	(375)	2,351	7,842	679
(1)	Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 8,246, see Note 25.2 Interest expenses.
(2)	See Note 26.3 Impairment, depreciation and amortization.

The following table contains the minimum payments lease liabilities as of December 31, 2021 and 2020:

As of December 31, 2021

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP

Buildings	5,890	56,726	46,573	2,394,751	2,503,940
Vehicles	160	129	-	-	289
Computer equipment	-	32,439	21,693	13,228	67,360
Furniture and fixtures	-	1,096	-	-	1,096
Total minimum payments lease liabilities	6,050	90,390	68,266	2,407,979	2,572,685

As of December 31, 2020

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP

Buildings	5,697	45,492	71,088	2,444,892	2,567,169
Vehicles	-	458	145	-	603
Computer equipment	1,006	3,756	35,181	14,415	54,358
Furniture and fixtures	-	1,002	1,052	-	2,054
Total minimum payments lease liabilities	6,703	50,708	107,466	2,459,307	2,624,184

Impacts of adoption IFRS 16

As of January 1, 2019, the Bank adopted IFRS 16. This standard establishes the principles of recognition, measurement, presentation and disclosure of leases and requires lessees to account for all their leases under the same balance sheet model similar to the accounting under IAS 17 of the Finance leases. The standard includes two recognition exemptions for lessees: leasing of low-value assets (for example, personal computers) and short-term leases (that is, leases with a term of less than 12 months). At the beginning of the lease, the lessee recognizes a liability for lease payments (liability for lease) and an asset that represents the right to use the underlying asset during the term of the lease (right to use the asset). The Bank used the modified retrospective adoption method, where the right-of-use assets are measured as if IFRS 16 had always been applied, using the lessee’s incremental borrowing rate known at the date of transition. The change in accounting policy affected the following items in the consolidated statement of financial position as of January 1, 2019:

Concepts	January 1, 2019
Increase in right of use assets(1)	1,543,427
Net of deferred tax	(119,173)
Increase in lease liabilities	1,848,833
Net of effect of changes in foreign exchange rate	(9,560)
Decrease in retained earnings	184,248
(1)	The increase in right of use assets for COP 1,543,427 differs from the COP 1,572,446 presented in the right of use assets at January 01, 2019, in the amount of COP 29,019 due the financial leases recognized by Transportempo S.A.S.

under IAS 17 at December 31, 2018.